Acquisitions and disposals	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Acquisitions and disposals
21. Acquisitions and disposals

Business combinations are accounted for using the acquisition accounting method as at the acquisition date, which is the date at which control is transferred to the Group.
Goodwill is measured at the acquisition date as the fair value of consideration transferred, plus non-controlling interests and the fair value of any previously held equity interests less the net recognised amount (which is generally fair value) of the identifiable assets and liabilities assumed. Goodwill is subject to an annual review for impairment (or more frequently if necessary) in accordance with our accounting policies. Any impairment is charged to the income statement as it arises. Detailed information relating to goodwill is provided in note 9 on pages 195 to 197.
Non-controlling interests are valued based on the proportion of net assets of the acquired company at the date of acquisition.
Transaction costs are expensed as incurred.
Changes in ownership that do not result in a change of control are accounted for as equity transactions and therefore do not have any impact on goodwill. The difference between consideration and the non-controlling share of net assets acquired is recognised within equity.

21. Acquisitions and disposals continued
2023
In 2023, the Group completed the business acquisitions and disposals as listed below. The net consideration for acquisitions in 2023 is €675 million (2022: €811 million for acquisitions completed during that year). More information related to the 2023 acquisitions is provided below.

Deal completion date	Acquired/disposed business

10 January 2023
Acquired 51% of Zywie Ventures Private Limited ('OZiva'), a leading plant-based, and clean-label consumer wellness brand focused on the need spaces such as Lifestyle Protein, Hair & Beauty Supplements and Women’s health.

1 May 2023	Sold Suave brand in North America to Yellow Wood Partners LLC. The Suave beauty and personal care brand includes hair care, skin care, skin cleansing and deodorant products.
1 August 2023
Acquired 100% of Yasso Holdings, Inc. ('Yasso'), a premium frozen Greek yogurt brand in the United States offering a high-quality range of low-calorie yet indulgent products. The acquisition is aligned to the premiumisation strategy of Unilever’s Ice Cream Business Group.

1 November 2023	Sold Dollar Shave Club to Nexus Capital Management LP.
On 1 May 2023, Unilever sold the North America Suave business to Yellow Wood Partners LLC for consideration of €592 million. A gain on disposal of €497 million has been recognised (see note 3).
On 18 December 2023, Unilever announced that it has received a binding offer from Yellow Wood Partners LLC to acquire Elida Beauty. Elida Beauty comprises more than 20 beauty and personal care brands including Q-Tips, Caress, Timotei and TIGI. Completion is expected by mid-2024.
On 22 December 2023, the Group announced it had signed an agreement to acquire K18, a premium biotech hair care brand in the US. The transaction completed on 1 February 2024 and the provisional accounting for this transaction, including the valuation of assets and liabilities acquired, is expected to be completed by H1 2024. This acquisition is another step towards the optimisation of Unilever’s portfolio into premium segments.
2022
In 2022, the Group completed the business acquisitions and disposals as listed below. The net consideration for acquisitions in 2022 was €811 million. More information related to the 2022 acquisition is provided below.

Deal completion date	Acquired/disposed business

25 April 2022	Sold S3, Royale Ambrée and Petit Cheri brands in Spain to Sensogreen Healthcare.
29 April 2022	Sold Unilever Life, the direct-selling business in Thailand, to RS Group
1 July 2022	Sold ekaterra (global tea business excluding India, Indonesia, Nepal and Ready to Drink) to CVC Capital Partners. ekaterra includes brands such as Lipton, Brooke Bond and PG Tips. Further details are provided below.
7 July 2022
Acquired a further 67% of Nutraceutical Wellness, Inc. (Nutrafol) bringing total investment to 80%, a producer based in the US of hair growth solutions for men and women. The acquisition complements Unilever’s existing Health & Wellbeing portfolio, bringing to market a science-led approach to hair wellness. Further details are provided below.

Nutrafol Acquisition
On 7 July 2022, Unilever acquired a further 67% of the shares of Nutrafol, a US-based hair wellness company in which Unilever Ventures previously held a minority stake (13%), to bring Unilever’s total equity interest to 80%. The fair value of Unilever Ventures' equity interest in Nutrafol before the business combination amounted to €157 million, with a gain of €149 million recognised as Other Comprehensive Income prior to derecognition of the investment. Strategically, Nutrafol expands our Health & Wellbeing portfolio, bringing to market a science-led approach to hair wellness supported by digital-first capabilities. We believe Unilever’s capabilities and sustainability principles will allow us to protect the legacy of the brand while strengthening it.
The total consideration paid for the 67% share of Nutrafol was €811 million, all of which was settled in cash on completion.
The fair value of net assets recognised on the balance sheet was €487 million. The main asset acquired was the brand intangible valued using an income approach model by estimating future cash flows generated by the brand and discounting them to present value using rates in line with a market participant expectation. The key assumptions in the brand valuation were revenue growth and discount rates. A deferred tax liability primarily related to the brand intangibles estimated at €153 million was also recognised. As part of the acquisition, goodwill of €580 million was recognised and was not deductible for tax purposes.
Effect on consolidated income statement
The acquisition deals completed in 2023 have contributed €82 million to the Group turnover and €18 million to the Group operating profit since the date of acquisition. If the acquisition deals completed in 2023 had all taken place at the beginning of the year, Group turnover would have been €59,709 million, and Group operating profit would have been €9,780 million. In 2022, the impact of acquisitions completed in the year was €174 million to Group turnover and €31 million to Group operating profit since the date of acquisition. If all of the acquisitions had taken place at the beginning of 2022, Group turnover for 2022 would have been €60,206 million and Group operating profit would have been €10,772 million.
21. Acquisitions and disposals continued
Effect on consolidated balance sheet
Acquisitions
The following table sets out the overall impact of acquisitions in 2023 as well as comparative years on the consolidated balance sheet. The fair values currently used for opening balances are provisional. These balances remain provisional due to there being outstanding relevant information in regard to facts and circumstances that existed as of the acquisition date and/or where valuation work is still ongoing.

	€ million	€ million	€ million
	2023	2022	2021
Net assets acquired	368	487	1,372
Non-controlling interest	(20)	(99)	(14)
Goodwill	327	580	759
Total consideration	675	968	2,117
In 2023, the net assets acquired and total payment for acquisitions consists of:

€ million
2023
Intangible assets	430
Other non-current assets	4
Trade and other receivables	25
Other current assets(a)	56
Non-current liabilities(b)	(114)
Current liabilities	(33)
Net assets acquired	368
Non-controlling interest	(20)
Goodwill(c)	327
Total consideration	675
Of which:
Cash consideration paid	652
Deferred consideration	23
(a)Other current assets include inventories of €18 million and cash and cash equivalents of €30 million.
(b)Non-current liabilities include deferred tax of €109 million.
(c)Goodwill not deductible for tax purposes.
Goodwill represents the future value that the Group believes it will obtain through operational synergies and the application of acquired company ideas to existing Unilever channels and businesses. Detailed information relating to goodwill is provided in note 9 on pages 195 to 197.
Disposals
Total consideration for 2023 disposals is €578 million (2022: €4,606 million for disposals completed during that year). The following table sets out the effect of disposals in 2023 and comparative year on the consolidated balance sheet. The results of disposed businesses are included in the consolidated financial statements up until their date of disposal.

	€ million	€ million
	2023	2022
Goodwill and intangible assets(a)	56	948
Other non-current assets(b)	55	1,075
Current assets(c)	108	833
Liabilities(d)	(144)	(649)
Net assets sold	75	2,207
(Gain)/loss on recycling of currency retranslation on disposal	14	65
Profit/(loss) on sale attributable to Unilever	489	2,334
Consideration	578	4,606
Of which:
Cash	472	4,606
Cash balances of businesses sold	5	20
Non-cash items and deferred consideration	101	(20)
(a)2023 mainly related to the disposal of Suave and Dollar Shave Club.
(b)2023 includes PPE of €42 million and related to the disposal of Dollar Shave Club.
(c)2023 includes inventories of €88 million related to the disposals of Suave and Dollar Shave Club and trade and other receivables of €8 million related to Dollar Shave Club disposal.
(d)2023 includes €123 million of trade payables.